PRINCIPAL ACCOUNTING POLICIES - Accrued liability for customer reward program and Revenue recognition (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Accrued liability for customer reward program		¥ 610		$ 77	¥ 528
Customer reward program expenses recognized	¥ 21	¥ 100	¥ 202